COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 12 – Commitments and Contingencies

A)	Operating Leases

In November 2012, INVO Bioscience entered into a month-to-month rental agreement with Forty Four Realty Trust with for the space it requires.  Forty Four Realty Trust is owned by investor James Bowdring, the brother of Director & Acting Chief Financial Officer Robert Bowdring. The annual rent under the agreements was increased from $4,800 annually to $7,200 annually in September 2018.

B)	Litigation

There has been no change in the status of the litigation INVO Bioscience, Inc., and two of its directors have been involved in since 2010, defending litigation brought by investors in an alleged predecessor of INVO Bioscience.  On March 24, 2010, INVO Bioscience, Inc. and its corporate affiliate, Bio X Cell, Inc., Claude Ranoux, and Kathleen Karloff were served an Amended Complaint, the original of which was filed on December 31, 2009 at the Suffolk Superior Court Business Litigation Session by two terminated employees of Medelle Corporation (also named as a co-defendant but no longer active), who are also attorneys, and a former investor in and creditor of Medelle.  These plaintiffs allege various claims of wrongdoing relating to the sale of assets of Medelle to Dr. Ranoux.  Plaintiffs claim that Dr. Ranoux, Ms. Karloff, and Medelle (and therefore INVO Bioscience as an alleged successor corporation) violated alleged duties owed to plaintiffs in connection with the sale.  Separate claims were also alleged against INVO Bioscience.

Dr. Ranoux, Ms. Karloff, and INVO Bioscience have challenged these allegations, which they believe are baseless.  The transfer of the assets of Medelle was professionally handled by an independent third party, after approval by the Medelle Board of Directors, representing a majority of its shareholders.  Medelle’s Board voted to proceed with an assignment for the benefit of creditors (AFBC) and gave complete authority to the President & CEO at that time (neither Dr. Ranoux nor Ms. Karloff) to work with the third-party assignee and to get the best possible price for those assets.  The third party was responsible for notifying all the appropriate parties and for filing notices in various professional publications and newspapers of Medelle’s intention to sell its assets.  The third party also contacted numerous large medical device and bio-pharma companies to learn if they would be interested in acquiring the assets.  After a private sale was deemed unlikely, the assignee of the assets elected to proceed with a sealed-bid auction of the assets.  On the day of the auction, Dr. Ranoux submitted the only bid and was awarded the assets, upon full payment.

During 2010, Dr. Ranoux, Ms. Karloff, and INVO Bioscience filed Motions to Dismiss as to all claims, pursuant to M.R.Civ. P. 12(b)(6).  In a written Decision rendered on November 12, 2010, the judge dismissed all claims against INVO, Bio X Cell, and Ms. Karloff, and also dismissed the claims against Dr. Ranoux alleging civil conspiracy and breach of M.G.L. c. 93A.  The judge denied Dr. Ranoux’s motion to dismiss the remaining breach of fiduciary duty and fraud claims.  The plaintiffs allege in their Amended Complaint that Dr. Ranoux committed fraud by failing to inform them of the details of the Medelle auction.

The claims against Dr. Ranoux that survived the November 2010 dismissal order were submitted to binding arbitration.  On February 15, 2013, the mutually-agreed arbitrator ruled in favor of Dr. Ranoux. The award held that Dr. Ranoux did not withhold information about the auction of Medelle’s assets and expressed doubt that the plaintiffs would have invested the resources necessary to make a beneficial use of the assets.  The arbitrator’s award then was confirmed by the Superior Court on August 21, 2013.  The Superior Court’s confirmation of the award was affirmed on appeal on October 20, 2013 by the Massachusetts Appeals Court.  The Massachusetts Supreme Judicial Court then denied further appellate review.

On October 18, 2016, following motions and argument, the Superior Court issued a memorandum of decision and order denying plaintiffs’ motion for entry of default judgment and assessment of damages against Medelle and allowed the motion of INVO Bioscience, Bio X Cell, and Ms. Karloff for entry of final judgment of dismissal.  The foregoing order was converted to a final judgment dismissing all claims against all defendants and entered on the docket on October 27, 2016.

On November 28, 2016, plaintiffs filed an amended notice of appeal from the Superior Court’s decision of October 17, 2016 and the subsequent judgment entered on October 27, 2016.  The appeal further challenges the order of dismissal from November, 2010.  Plaintiffs did not appeal from the dismissal of the claims against Ms. Karloff, so the judgment in her favor is now final, leaving claims against INVO Bioscience, Bio X Cell, Medelle, and Dr. Ranoux.

INVO Bioscience and Bio X Cell intend a vigorous opposition to the current appeal, consistent with their previous positions that no breach of duty occurred in the sale of Medelle’s assets. It is assumed that Dr. Ranoux will oppose the appeal as well.

Outside of the above-mentioned litigation, neither INVO Bioscience nor Bio X Cell, our wholly-owned subsidiary, either directly or indirectly, are involved in any lawsuit outside the ordinary course of business, the disposition of which would have a material effect upon either our results of operation, financial position, or cash flows.

C)	Employee Agreements

The Company had employment agreements for officers, executives and employees of the Company in place. The agreements have since expired and have not been renewed as the Company has not had the proper funds to meet its commitment but has continued to accrue amounts annually for the work that has been performed.  The employees have received shares of stock as compensation for not being paid. The employees and directors are continuing to work based on good faith and belief in the Company and the INVOcell product.

D)	Consulting Agreements

The Company has a verbal agreement beginning in March, 2013 with its former CFO, Robert Bowdring, who is currently a Director & Acting Chief Financial Officer, to assist where necessary in the financial and administrative areas of the Company for compensation to be equivalent to the others working in the organization.

NOTE 11	COMMITMENTS AND CONTINGENCIES

A)	Operating Leases

In November 2012, INVO Bioscience entered into a below market, month to month rental agreement with Forty Four Realty Trust with for the space it requires.  Forty Four Realty Trust is owned by investor James Bowdring, the brother of Director Robert Bowdring.

B)	Litigation

INVO Bioscience, Inc., and two of its directors have been, since 2010, defending litigation brought by investors in an alleged predecessor of INVO Bioscience.  On March 24, 2010, INVO Bioscience, Inc. and its corporate affiliate, Bio X Cell, Inc., Claude Ranoux, and Kathleen Karloff were served an Amended Complaint, the original of which was filed on December 31, 2009 at the Suffolk Superior Court Business Litigation Session by two terminated employees of Medelle Corporation (also named as a co-defendant but no longer active), who are also attorneys, and a former investor in and creditor of Medelle.  These plaintiffs allege various claims of wrongdoing relating to the sale of assets of Medelle to Dr. Ranoux.  Plaintiffs claim that Dr. Ranoux, Ms. Karloff, and Medelle (and therefore INVO Bioscience as an alleged successor corporation) violated alleged duties owed to plaintiffs in connection with the sale.  Separate claims were also alleged against INVO Bioscience.

Dr. Ranoux, Ms. Karloff, and INVO Bioscience have challenged these allegations, which they believe are baseless.  The transfer of the assets of Medelle was professionally handled by an independent third party, after approval by the Medelle Board of Directors, representing a majority of its shareholders.  Medelle’s Board voted to proceed with an assignment for the benefit of creditors (AFBC) and gave complete authority to the President & CEO at that time (neither Dr. Ranoux nor Ms. Karloff) to work with the third-party assignee and to get the best possible price for those assets.  The third party was responsible for notifying all the appropriate parties and for filing notices in various professional publications and newspapers of Medelle’s intention to sell its assets.  The third party also contacted numerous large medical device and bio-pharma companies to learn if they would be interested in acquiring the assets.  After a private sale was deemed unlikely, the assignee of the assets elected to proceed with a sealed-bid auction of the assets.  On the day of the auction, Dr. Ranoux submitted the only bid and was awarded the assets, upon full payment.

During 2010, Dr. Ranoux, Ms. Karloff, and INVO Bioscience filed Motions to Dismiss as to all claims, pursuant to M.R.Civ. P. 12(b)(6).  In a written Decision rendered on November 12, 2010, the judge dismissed all claims against INVO, Bio X Cell, and Ms. Karloff, and also dismissed the claims against Dr. Ranoux alleging civil conspiracy and breach of M.G.L. c. 93A.  The judge denied Dr. Ranoux’s motion to dismiss the remaining breach of fiduciary duty and fraud claims.  The plaintiffs allege in their Amended Complaint that Dr. Ranoux committed fraud by failing to inform them of the details of the Medelle auction.

The claims against Dr. Ranoux that survived the November 2010 dismissal order were submitted to binding arbitration.  On February 15, 2013, the mutually-agreed arbitrator ruled in favor of Dr. Ranoux. The award held that Dr. Ranoux did not withhold information about the auction of Medelle’s assets and expressed doubt that the plaintiffs would have invested the resources necessary to make a beneficial use of the assets.  The arbitrator’s award then was confirmed by the Superior Court on August 21, 2013.  The Superior Court’s confirmation of the award was affirmed on appeal on October 20, 2013 by the Massachusetts Appeals Court.  The Massachusetts Supreme Judicial Court then denied further appellate review.

On October 18, 2016, following motions and argument, the Superior Court issued a memorandum of decision and order denying plaintiffs’ motion for entry of default judgment and assessment of damages against Medelle and allowed the motion of INVO Bioscience, Bio X Cell, and Ms. Karloff for entry of final judgment of dismissal.  The foregoing order was converted to a final judgment dismissing all claims against all defendants and entered on the docket on October 27, 2016.

On November 28, 2016, plaintiffs filed an amended notice of appeal from the Superior Court’s decision of October 17, 2016 and the subsequent judgment entered on October 27, 2016.  The appeal further challenges the order of dismissal from November, 2010.  Plaintiffs did not appeal from the dismissal of the claims against Ms. Karloff, so the judgment in her favor is now final, leaving claims against INVO Bioscience, Bio X Cell, Medelle, and Dr. Ranoux.

INVO Bioscience and Bio X Cell intend a vigorous opposition to the current appeal, consistent with their previous positions that no breach of duty occurred in the sale of Medelle’s assets. It is assumed that Dr. Ranoux will oppose the appeal as well.

Outside of the above-mentioned litigation, neither INVO Bioscience nor Bio X Cell, our wholly-owned subsidiary, either directly or indirectly, are involved in any lawsuit outside the ordinary course of business, the disposition of which would have a material effect upon either our results of operation, financial position, or cash flows.

C)	Employee Agreements

The Company had employment agreements for officers, executives and employees of the Company in place. The agreements have since expired and have not been renewed as the Company has not had the proper funds to meet its commitment but has continued to accrue amounts annually for the work that has been performed.  The employees and directors are continuing to work based on good faith and belief in the Company and the INVOcell product.

D)	Consulting Agreements

The Company has a verbal agreement beginning in March, 2013 with its former CFO, Robert Bowdring, who is currently a Director, to assist where necessary in the financial and administrative areas of the Company for compensation to be equivalent to the others working in the organization.

The Company had an agreement which began in August, 2011 with an Advisory Board Member who assisted the Company in its sales and marketing areas for stock compensation.   This member’s agreement was not renewed in September 2016 when it expired.